AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 95.0%
Aerospace & Defense — 1.7%
HEICO Corp. (Class A Stock)	54,753	$7,075,183
Hexcel Corp.	5,558	362,048
Howmet Aerospace, Inc.	119,976	5,548,890
TransDigm Group, Inc.*	699	589,348
		13,575,469
Automobile Components — 1.1%
Aptiv PLC*	23,750	2,341,513
BorgWarner, Inc.	123,804	4,997,967
Fox Factory Holding Corp.*	13,675	1,354,919
		8,694,399
Automobiles — 0.1%
Thor Industries, Inc.(a)	11,670	1,110,167
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	58,301	3,363,385
Constellation Brands, Inc. (Class A Stock)	7,822	1,965,903
		5,329,288
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.*	19,055	3,374,640
Apellis Pharmaceuticals, Inc.*	18,280	695,371
Argenx SE (Netherlands), ADR*	7,012	3,447,310
Ascendis Pharma A/S (Denmark), ADR*(a)	31,612	2,960,148
Exact Sciences Corp.*	32,880	2,243,074
Exelixis, Inc.*	82,301	1,798,277
Genmab A/S (Denmark), ADR*(a)	77,143	2,720,834
Ionis Pharmaceuticals, Inc.*	34,038	1,543,964
Legend Biotech Corp., ADR*	51,360	3,449,851
Natera, Inc.*	41,988	1,857,969
Neurocrine Biosciences, Inc.*	17,137	1,927,912
Sarepta Therapeutics, Inc.*	11,370	1,378,271
Seagen, Inc.*	10,080	2,138,472
		29,536,093
Building Products — 1.8%
A.O. Smith Corp.	48,368	3,198,576
AZEK Co., Inc. (The)*	37,594	1,118,045
Carlisle Cos., Inc.	8,800	2,281,488
Trane Technologies PLC	22,088	4,481,876
Trex Co., Inc.*	52,400	3,229,412
		14,309,397
Capital Markets — 5.3%
Ares Management Corp. (Class A Stock)(a)	36,369	3,741,279
FactSet Research Systems, Inc.(a)	13,040	5,701,870
Interactive Brokers Group, Inc. (Class A Stock)	34,045	2,946,935
KKR & Co., Inc.	36,535	2,250,556
LPL Financial Holdings, Inc.	19,511	4,636,789
MarketAxess Holdings, Inc.	24,609	5,257,467
Morningstar, Inc.	7,718	1,807,864
MSCI, Inc.	12,781	6,557,676
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	29,812	$1,448,565
Raymond James Financial, Inc.(a)	15,119	1,518,401
S&P Global, Inc.	5,273	1,926,807
TPG, Inc.(a)	92,780	2,794,534
Tradeweb Markets, Inc. (Class A Stock)	25,726	2,063,225
		42,651,968
Chemicals — 0.2%
RPM International, Inc.	18,800	1,782,428
Commercial Services & Supplies — 4.1%
Cintas Corp.	14,918	7,175,707
Copart, Inc.*	333,470	14,369,222
GFL Environmental, Inc. (Canada)(a)	128,840	4,091,959
MSA Safety, Inc.	8,248	1,300,297
Rollins, Inc.	28,338	1,057,858
Waste Connections, Inc.	39,650	5,324,995
		33,320,038
Communications Equipment — 0.3%
Arista Networks, Inc.*	11,705	2,152,901
Construction & Engineering — 1.2%
AECOM	22,672	1,882,683
Quanta Services, Inc.(a)	27,116	5,072,590
WillScot Mobile Mini Holdings Corp.*	59,867	2,489,869
		9,445,142
Construction Materials — 1.2%
Martin Marietta Materials, Inc.(a)	15,626	6,414,160
Vulcan Materials Co.	17,280	3,490,906
		9,905,066
Consumer Staples Distribution & Retail — 0.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	36,775	2,624,632
Distributors — 1.1%
Pool Corp.(a)	26,004	9,260,024
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*(a)	44,982	3,664,234
Electrical Equipment — 2.5%
AMETEK, Inc.	60,973	9,009,370
Generac Holdings, Inc.*(a)	30,036	3,272,723
Hubbell, Inc.	12,165	3,812,633
nVent Electric PLC	16,056	850,807
Rockwell Automation, Inc.	10,805	3,088,825
		20,034,358
Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp. (Class A Stock)	38,230	3,210,938
Coherent Corp.*	71,529	2,334,706
Jabil, Inc.	22,268	2,825,586
Keysight Technologies, Inc.*	42,353	5,603,725
Littelfuse, Inc.	15,818	3,912,108
Novanta, Inc.*(a)	20,365	2,921,156
Teledyne Technologies, Inc.*	4,901	2,002,451
Trimble, Inc.*	65,510	3,528,369
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	12,938	$3,060,225
		29,399,264
Energy Equipment & Services — 0.4%
TechnipFMC PLC (United Kingdom)	142,793	2,904,410
Entertainment — 1.2%
Electronic Arts, Inc.	3,239	389,976
Spotify Technology SA*	13,265	2,051,299
Take-Two Interactive Software, Inc.*	47,381	6,651,818
Warner Music Group Corp. (Class A Stock)	12,244	384,462
		9,477,555
Financial Services — 0.8%
FleetCor Technologies, Inc.*	4,454	1,137,284
Global Payments, Inc.	8,718	1,005,970
Remitly Global, Inc.*	91,353	2,303,923
WEX, Inc.*	9,870	1,856,448
		6,303,625
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	11,856	2,235,093
Knight-Swift Transportation Holdings, Inc.	33,900	1,700,085
Old Dominion Freight Line, Inc.	8,485	3,471,553
Uber Technologies, Inc.*	46,669	2,146,307
		9,553,038
Health Care Equipment & Supplies — 6.8%
Align Technology, Inc.*	9,328	2,848,025
Cooper Cos., Inc. (The)	14,084	4,478,853
Dexcom, Inc.*	133,100	12,418,230
Edwards Lifesciences Corp.*	44,714	3,097,786
Envista Holdings Corp.*	194,836	5,432,028
GE HealthCare Technologies, Inc.	15,962	1,086,054
Hologic, Inc.*	14,442	1,002,275
IDEXX Laboratories, Inc.*	25,682	11,229,968
Inspire Medical Systems, Inc.*	10,407	2,065,165
Intuitive Surgical, Inc.*	15,416	4,505,943
Masimo Corp.*	6,140	538,355
Shockwave Medical, Inc.*	12,287	2,446,342
STERIS PLC(a)	16,186	3,551,532
		54,700,556
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*	27,023	1,899,988
Cencora, Inc.(a)	22,825	4,107,815
Centene Corp.*	33,610	2,315,057
Chemed Corp.(a)	8,282	4,304,156
Encompass Health Corp.	34,900	2,343,884
Henry Schein, Inc.*(a)	15,433	1,145,900
McKesson Corp.	7,101	3,087,870
		19,204,670
	Shares	Value
Common Stocks (continued)
Health Care Technology — 1.0%
Veeva Systems, Inc. (Class A Stock)*(a)	40,989	$8,339,212
Hotels, Restaurants & Leisure — 2.9%
Aramark	38,966	1,352,120
Chipotle Mexican Grill, Inc.*	1,728	3,165,402
Domino’s Pizza, Inc.	8,702	3,296,231
DoorDash, Inc. (Class A Stock)*	29,901	2,376,232
DraftKings, Inc. (Class A Stock)*	31,914	939,548
Hilton Worldwide Holdings, Inc.	18,351	2,755,953
Hyatt Hotels Corp. (Class A Stock)	18,126	1,922,806
Las Vegas Sands Corp.	36,270	1,662,617
Red Rock Resorts, Inc. (Class A Stock)(a)	29,370	1,204,170
Royal Caribbean Cruises Ltd.*	11,985	1,104,298
Vail Resorts, Inc.	17,313	3,841,582
		23,620,959
Household Durables — 0.3%
Garmin Ltd.	13,280	1,397,056
Helen of Troy Ltd.*(a)	10,790	1,257,682
		2,654,738
Household Products — 0.3%
Church & Dwight Co., Inc.(a)	27,165	2,489,129
Insurance — 2.1%
Arthur J. Gallagher & Co.	29,836	6,800,520
Brown & Brown, Inc.	25,175	1,758,222
Kinsale Capital Group, Inc.	7,318	3,030,603
Progressive Corp. (The)	10,725	1,493,993
RenaissanceRe Holdings Ltd. (Bermuda)	19,635	3,886,159
		16,969,497
Interactive Media & Services — 1.4%
Bumble, Inc. (Class A Stock)*	10,637	158,704
IAC, Inc.*	28,250	1,423,518
Match Group, Inc.*	13,237	518,559
Pinterest, Inc. (Class A Stock)*	330,891	8,943,984
		11,044,765
IT Services — 1.7%
Gartner, Inc.*	22,218	7,634,327
MongoDB, Inc.*	11,630	4,022,352
Snowflake, Inc. (Class A Stock)*	12,096	1,847,906
		13,504,585
Leisure Products — 0.4%
Brunswick Corp.	37,675	2,976,325
Life Sciences Tools & Services — 5.6%
10X Genomics, Inc. (Class A Stock)*(a)	17,415	718,369
Agilent Technologies, Inc.	73,205	8,185,783
Bio-Techne Corp.	55,408	3,771,622
Bruker Corp.(a)	30,677	1,911,177
ICON PLC*	19,491	4,799,659
IQVIA Holdings, Inc.*	16,729	3,291,431

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	9,312	$93,120
Mettler-Toledo International, Inc.*	3,673	4,069,941
Repligen Corp.*(a)	34,354	5,462,629
Stevanato Group SpA (Italy)	80,600	2,395,432
Waters Corp.*	4,833	1,325,257
West Pharmaceutical Services, Inc.	23,837	8,943,881
		44,968,301
Machinery — 2.2%
IDEX Corp.	5,428	1,129,133
Ingersoll Rand, Inc.	55,420	3,531,362
ITT, Inc.	26,054	2,550,947
Lincoln Electric Holdings, Inc.(a)	16,153	2,936,454
Nordson Corp.(a)	7,520	1,678,238
Toro Co. (The)	20,440	1,698,564
Westinghouse Air Brake Technologies Corp.	37,566	3,992,139
		17,516,837
Media — 1.3%
Trade Desk, Inc. (The) (Class A Stock)*	132,008	10,316,425
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	22,614	843,276
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	59,468	9,869,309
Chesapeake Energy Corp.(a)	23,463	2,023,215
Diamondback Energy, Inc.	11,463	1,775,389
EOG Resources, Inc.	17,967	2,277,497
Hess Corp.	3,416	522,648
Pioneer Natural Resources Co.	10,420	2,391,911
		18,859,969
Personal Care Products — 0.0%
Oddity Tech Ltd. (Israel) (Class A Stock)*(a)	7,375	209,081
Pharmaceuticals — 0.2%
Royalty Pharma PLC (Class A Stock)	48,018	1,303,209
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp.	26,368	2,881,231
Dun & Bradstreet Holdings, Inc.	39,810	397,702
Equifax, Inc.	29,233	5,354,901
Paycom Software, Inc.	15,422	3,998,462
Paylocity Holding Corp.*	15,698	2,852,327
TransUnion(a)	9,374	672,960
Verisk Analytics, Inc.	44,517	10,516,696
Wolters Kluwer NV (Netherlands)	23,099	2,796,723
		29,471,002
Real Estate Management & Development — 1.9%
CoStar Group, Inc.*	199,096	15,308,491
Semiconductors & Semiconductor Equipment — 6.3%
Allegro MicroSystems, Inc. (Japan)*	14,777	471,977
ASM International NV (Netherlands)	6,258	2,613,295
Entegris, Inc.	21,331	2,003,194
Lam Research Corp.	3,102	1,944,241
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*	44,956	$3,863,069
Marvell Technology, Inc.	63,117	3,416,523
Microchip Technology, Inc.	95,226	7,432,389
Monolithic Power Systems, Inc.	30,181	13,943,622
ON Semiconductor Corp.*	18,587	1,727,662
Rambus, Inc.*	21,692	1,210,197
SolarEdge Technologies, Inc.*(a)	7,544	977,023
Teradyne, Inc.(a)	73,989	7,432,935
Universal Display Corp.	25,441	3,993,983
		51,030,110
Software — 12.4%
ANSYS, Inc.*	4,774	1,420,504
Aspen Technology, Inc.*(a)	9,450	1,930,257
Autodesk, Inc.*	5,086	1,052,344
Bentley Systems, Inc. (Class B Stock)(a)	54,750	2,746,260
Cadence Design Systems, Inc.*	24,114	5,649,910
Confluent, Inc. (Class A Stock)*(a)	83,676	2,477,646
Constellation Software, Inc. (Canada)	1,359	2,805,618
Crowdstrike Holdings, Inc. (Class A Stock)*	72,284	12,098,896
CyberArk Software Ltd.*	12,060	1,975,066
Datadog, Inc. (Class A Stock)*	13,073	1,190,820
DocuSign, Inc.*	35,469	1,489,698
DoubleVerify Holdings, Inc.*	75,577	2,112,377
Elastic NV*	26,325	2,138,643
EngageSmart, Inc.*	61,590	1,108,004
Five9, Inc.*	14,172	911,260
HashiCorp, Inc. (Class A Stock)*(a)	126,003	2,876,649
HubSpot, Inc.*	22,196	10,931,530
Nice Ltd. (Israel), ADR*(a)	17,881	3,039,770
Palo Alto Networks, Inc.*(a)	32,596	7,641,806
Procore Technologies, Inc.*(a)	31,725	2,072,277
Samsara, Inc. (Class A Stock)*(a)	28,450	717,225
ServiceNow, Inc.*	3,838	2,145,288
Smartsheet, Inc. (Class A Stock)*(a)	53,926	2,181,846
Synopsys, Inc.*	19,552	8,973,781
Tyler Technologies, Inc.*	24,048	9,285,895
Workday, Inc. (Class A Stock)*	22,495	4,833,051
Workiva, Inc.*	32,198	3,262,945
Zoom Video Communications, Inc. (Class A Stock)*	19,091	1,335,225
		100,404,591
Specialized REITs — 0.0%
SBA Communications Corp.(a)	2,000	400,340
Specialty Retail — 4.6%
AutoZone, Inc.*	528	1,341,115
Burlington Stores, Inc.*	7,553	1,021,921
Five Below, Inc.*(a)	15,938	2,564,424
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	85,187	7,709,423
Foot Locker, Inc.(a)	79,648	1,381,893
National Vision Holdings, Inc.*	54,235	877,522
O’Reilly Automotive, Inc.*	8,132	7,390,849
Ross Stores, Inc.	72,716	8,213,272

A3

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	26,912	$5,464,482
Ulta Beauty, Inc.*	3,168	1,265,458
		37,230,359
Textiles, Apparel & Luxury Goods — 1.6%
Levi Strauss & Co. (Class A Stock)(a)	154,889	2,103,393
Lululemon Athletica, Inc.*	19,230	7,415,280
On Holding AG (Switzerland) (Class A Stock)*(a)	114,929	3,197,325
		12,715,998
Trading Companies & Distributors — 0.9%
Air Lease Corp.	42,692	1,682,492
Fastenal Co.	64,046	3,499,473
Watsco, Inc.(a)	4,900	1,850,828
		7,032,793

Total Common Stocks (cost $717,002,774)		768,148,714
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Core S&P Mid-Cap ETF	6,829	1,702,811
iShares Russell Mid-Cap Growth ETF	100,634	9,192,916
Vanguard Mid-Cap Growth ETF	57,828	11,263,160
Vanguard Mid-Cap Value ETF	14,163	1,854,786

Total Unaffiliated Exchange-Traded Funds (cost $28,911,597)		24,013,673

	Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,381	7,056
(cost $0)

Total Long-Term Investments (cost $745,914,371)		792,169,443

	Shares	Value
Short-Term Investments — 14.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	12,345,729	$12,345,729
PGIM Institutional Money Market Fund (cost $101,196,000; includes $100,664,805 of cash collateral for securities on loan)(b)(wb)	101,253,978	101,193,225

Total Short-Term Investments (cost $113,541,729)		113,538,954

TOTAL INVESTMENTS—112.0% (cost $859,456,100)		905,708,397

Liabilities in excess of other assets — (12.0)%		(97,092,853)

Net Assets — 100.0%		$808,615,544

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,056 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,633,803; cash collateral of $100,664,805 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4